CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY [Parenthetical] (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 22, 2010
Common Stock, Par Or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Par Or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Series A Preferred Stock [Member]
Common Stock, Par Or Stated Value Per Share
Preferred Stock, Par Or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Series B Preferred Stock [Member]
Preferred Stock, Par Or Stated Value Per Share		$ 0.001	$ 0.001
Series F Non Convertible Preferred Stock [Member]
Common Stock, Par Or Stated Value Per Share
Preferred Stock, Par Or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001